Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

	Shares	Value
COMMON STOCKS† - 0.3%
Utilities - 0.1%
TexGen Power LLC*,††	22,219	$852,654
Consumer, Non-cyclical - 0.1%
Chef Holdings, Inc.*,†††,1	4,789	602,648
Cengage Learning Holdings II, Inc.*	11,126	141,857
Targus Group International Equity, Inc. †††,1,2	12,989	23,452
Total Consumer, Non-cyclical		767,957
Consumer, Cyclical - 0.1%
ATD New Holdings, Inc.*,††	13,571	393,559
Energy - 0.0%
SandRidge Energy, Inc.*,3	39,565	185,164
Titan Energy LLC*,3	9,603	461
Total Energy		185,625
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††,1	56	68,723
Qlik Technologies, Inc. - Class B*,†††,1	13,812	–
Qlik Technologies, Inc.*,†††,1	3,600	–
Total Technology		68,723
Industrial - 0.0%
BP Holdco LLC*,†††,1,2	55,076	19,447
Vector Phoenix Holdings, LP*,†††,1	55,076	4,609
Total Industrial		24,056
Total Common Stocks
(Cost $3,388,998)		2,292,574
PREFERRED STOCKS†† - 0.4%
Financial - 0.3%
Public Storage 5.40%[4]	41,000	1,072,970
AmTrust Financial Services, Inc. 7.75%[4]	35,100	554,580
AgriBank FCB 6.88%[4,5]	4,000	427,000
AmTrust Financial Services, Inc. 7.50%[4]	3,410	51,832
AmTrust Financial Services, Inc. 7.63%[4]	2,940	45,129
AmTrust Financial Services, Inc. 7.25%[4]	1,685	25,696
Total Financial		2,177,207
Industrial - 0.1%
Lytx Holdings, LLC 11.50%*,†††,1,4	559	559,157
Total Preferred Stocks
(Cost $2,530,654)		2,736,364
WARRANTS††† - 0.0%
Lytx, Inc.*,1	26	131
Total Warrants
(Cost $–)		131
CLOSED-END FUNDS† - 1.9%
BlackRock Taxable Municipal Bond Trust	114,413	2,888,928
Nuveen Taxable Municipal Income Fund	93,215	2,108,523
Nuveen AMT-Free Municipal Credit Income Fund	107,447	1,804,035

	Shares	Value
CLOSED-END FUNDS† - 1.9% (continued)
Invesco Municipal Opportunity Trust	117,656	$1,502,467
Invesco Trust for Investment Grade Municipals	98,923	1,301,827
Invesco Municipal Trust	100,073	1,274,930
Invesco Advantage Municipal Income Trust II	88,260	1,013,225
Nuveen AMT-Free Quality Municipal Income Fund	27,798	398,624
Nuveen Quality Municipal Income Fund	22,971	334,228
BlackRock MuniVest Fund, Inc.	22,855	216,894
Total Closed-End Funds
(Cost $12,637,633)		12,843,681
MONEY MARKET FUND† - 0.9%
Dreyfus Treasury Securities Cash Management - Institutional Shares 1.93%[6]	5,879,394	5,879,394
Total Money Market Fund
(Cost $5,879,394)		5,879,394

	Face
	Amount~
SENIOR FLOATING RATE INTERESTS††,8 - 38.5%
Industrial - 8.2%
Alion Science & Technology Corp.
6.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/19/21	3,341,940	3,341,940
PT Intermediate Holdings III LLC
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/09/24	2,576,244	2,501,095
10.33% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 12/08/25	400,000	396,000
Tronair Parent, Inc.
6.93% (1 Month USD LIBOR + 4.75% and 3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/08/23	3,127,837	2,815,054
Dynasty Acquisition Co.
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/06/26	2,750,000	2,747,553

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

American Bath Group LLC
6.58% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	2,687,843	2,660,964

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Industrial - 8.2% (continued)
Capstone Logistics
6.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	2,613,814	$2,598,575
ILPEA Parent, Inc.
6.87% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23	2,531,851	2,506,532
WP CPP Holdings LLC
6.01% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	2,362,150	2,357,733
STS Operating, Inc. (SunSource)
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,058,718	2,035,557
II-VI Incorporated
due 05/07/26	2,000,000	1,990,000
Tank Holdings Corp.
6.53% (1 Month USD LIBOR + 4.00% and 12 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/26/26	2,000,000	1,985,620
Sundyne Us Purchaser, Inc.
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/15/26	1,924,444	1,885,956
Foundation Building Materials Holding Company LLC
5.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 08/13/25	1,741,250	1,735,817
Bioplan / Arcade
6.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	1,858,080	1,690,853
Transcendia Holdings, Inc.
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,965,075	1,637,556
API Holdings III Corp.
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/11/26	1,600,000	1,593,328

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Industrial - 8.2% (continued)
Anchor Packaging LLC
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	1,353,846	$1,345,385
National Technical
8.48% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/12/21†††,1	1,377,113	1,332,357
Avison Young (Canada), Inc.
7.24% (3 Month USD LIBOR + 5.00% and 2 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	1,293,500	1,264,396
Charter Nex US, Inc.
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 05/16/24	1,200,000	1,197,756
Savage Enterprises LLC
6.21% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/25	1,134,841	1,141,230
Diversitech Holdings, Inc.
5.33% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/02/25	1,000,000	975,000
due 06/03/24	100,000	97,333
Fortis Solutions Group LLC
6.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	584,424	584,424
6.69% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	242,832	242,832
6.74% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	211,023	211,023

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Duran, Inc.
6.39% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	548,505	532,050
6.34% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/29/24	500,285	485,276

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Industrial - 8.2% (continued)
Bhi Investments LLC
10.95% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,000,000	$987,500
Arctic Long Carriers
6.83% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	980,000	960,812
Hillman Group, Inc.
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	992,481	960,722
Pelican Products, Inc.
5.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	990,000	952,875
ProAmpac PG Borrower LLC
10.62% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	1,000,000	948,330
SLR Consulting Ltd.
6.17% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	793,980	776,122
6.17% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25†††,1	113,520	110,967
YAK MAT (YAK ACCESS LLC)
12.18% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	1,000,000	867,500
Thermon Group Holdings, Inc.
5.98% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/30/24	748,064	740,583
BWAY Holding Co.
5.59% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	499,109	484,680
Dimora Brands, Inc.
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24	486,563	468,317
Titan Acquisition Ltd. (Husky)
5.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	299,495	286,850

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Industrial - 8.2% (continued)
Hayward Industries, Inc.
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	265,236	$254,295
TricorBraun Holdings, Inc.
6.02% (2 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/30/23	200,000	194,500
KUEHG Corp. (KinderCare)
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	100,000	99,150
Total Industrial		54,982,398
Consumer, Cyclical - 8.2%
EG Finco Ltd.
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	3,015,010	2,967,915
8.75% (3 Month EURIBOR + 7.75%, Rate Floor: 8.75%) due 04/20/26	EUR 249,505	271,816
Accuride Corp.
7.58% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	3,385,382	2,894,502
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
6.50% (2 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/01/26	2,800,000	2,798,824

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

1-800 Contacts
5.45% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/22/23	2,489,917	2,458,793
CH Holding Corp.
5.71% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/05/26	2,000,000	2,005,000
K & N Parent, Inc.
6.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	1,942,918	1,816,629
BGIS (BIFM CA Buyer, Inc.)
5.87% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26	1,750,000	1,745,625

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Cyclical - 8.2% (continued)
Shields Health Solutions Holdings LLC
7.15% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 08/19/26	1,750,000	$1,741,250
Midas Intermediate Holdco II LLC
5.08% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,778,468	1,713,999
World Triathlon Corp.
6.45% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/26	1,650,000	1,653,102
Power Solutions (Panther)
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	1,650,000	1,625,250
BBB Industries, LLC
6.76% (2 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,638,620	1,607,896
ERM
6.10% (2 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/10/26	1,600,000	1,589,328
CPI Acquisition, Inc.
6.71% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	2,021,782	1,576,565
SHO Holding I Corp.
7.26% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	1,299,176	1,221,225
6.20% (2 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/27/21†††,1	374,000	354,978
BCPE Empire Holdings, Inc.
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,587,342	1,559,563
Touchtunes Interactive Network
6.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/28/21	1,557,740	1,542,163

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Cyclical - 8.2% (continued)
Comet Bidco Ltd.
7.12% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/30/24	1,477,612	$1,451,754
IBC Capital Ltd.
6.15% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,437,500	1,427,624
Blue Nile, Inc.
8.62% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	1,800,000	1,422,000
EnTrans International, LLC
8.11% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	1,443,750	1,393,219
Zephyr Bidco Ltd.
8.21% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 1,100,000	1,323,932
Alexander Mann
7.15% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	1,300,000	1,248,000
Apro LLC
6.30% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/08/24	1,157,000	1,162,785

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

WESCO
6.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/14/24†††,1	1,164,559	1,159,930
SMG US Midco 2, Inc.
5.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/23/25	987,500	979,481
9.11% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	125,000	126,173

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Cyclical - 8.2% (continued)
Galls LLC
8.37% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	838,076	$830,771
9.31% (1 Month USD LIBOR + 6.25% and Commercial Prime Lending Rate + 5.25%, Rate Floor: 7.25%) due 01/31/24†††,1	120,395	108,842
8.38% (1 Month USD LIBOR + 6.25% and 3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	95,772	94,937
8.73% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	27,561	27,321
Cast & Crew Payroll LLC
6.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/09/26	997,500	1,000,303
AT Home Holding III
5.76% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,101,373	969,208
Checkers Drive-In Restaurants, Inc.
6.38% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,005,426	650,179
NES Global Talent
7.76% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23	620,573	617,470
Belk, Inc.
6.94% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	779,008	605,243
Truck Hero, Inc.
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	647,783	591,640
Nellson Nutraceutical
6.58% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21	581,350	540,655

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Cyclical - 8.2% (continued)
Aimbridge Acquisition Co., Inc.
5.99% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/02/26	498,750	$499,997
American Tire Distributors, Inc.
8.15% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	425,232	418,853
9.62% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	83,072	74,765
Outcomes Group Holdings, Inc.
5.62% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/24/25	499,499	492,631
Drive Chassis (DCLI)
10.59% (3 Month USD LIBOR + 8.25%, Rate Floor: 8.25%) due 04/10/26	500,000	472,500
Leslie’s Poolmart, Inc.
5.76% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	462,453	432,393
Packers Sanitation Services, Inc.
5.32% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	398,987	392,671

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

AVSC Holding Corp.
5.44% (1 Month USD LIBOR + 3.25% and 1 Week USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/03/25	324,747	314,463
Mavis Tire Express Services Corp.
5.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	291,071	285,069

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Cyclical - 8.2% (continued)
Argo Merchants
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	149,264	$148,144
OEConnection LLC
6.12% (1 Month USD LIBOR + 4.00% and Commercial Prime Lending Rate + 3.00%, Rate Floor: 5.00%) due 11/22/24	99,747	99,622
Eyemart Express
5.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 08/04/24	99,746	99,123
Petco Animal Supplies, Inc.
5.51% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	98,721	70,421
Total Consumer, Cyclical		54,676,542
Technology - 7.6%
TIBCO Software, Inc.
6.25% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/26	3,250,000	3,246,945
Cologix Holdings, Inc.
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 03/20/24	3,150,000	3,031,875
Planview, Inc.
7.36% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,960,000	1,960,000
11.86% (1 Month USD LIBOR + 9.75%, Rate Floor: 10.75%) due 07/27/23†††,1	900,000	908,735
GlobalFoundries, Inc.
6.13% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/05/26	2,350,000	2,300,063
Emerald TopCo, Inc. (Press Ganey)
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	2,300,000	2,286,591

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Technology - 7.6% (continued)
Datix Bidco Ltd.
7.12% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††,1	2,001,644	$1,985,533
10.37% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††,1	300,111	297,457
LANDesk Group, Inc.
6.47% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	2,221,716	2,213,385
Ministry Brands LLC
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22	2,179,228	2,168,332
Bullhorn, Inc.
8.91% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	2,173,535	2,164,815
EIG Investors Corp.
5.88% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	2,041,375	2,004,201
Upland Software, Inc.
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	2,000,000	2,003,760

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Cvent, Inc.
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	1,975,000	1,942,294
Brave Parent Holdings, Inc.
6.26% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,881,000	1,784,599
Dun & Bradstreet
7.15% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 02/06/26	1,750,000	1,753,640
Park Place Technologies LLC
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	1,074,198	1,063,456
10.11% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/29/26	680,723	670,512

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Technology - 7.6% (continued)
MRI Software LLC
7.87% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23	1,689,484	$1,672,586
S2P Acquisition Borrower, Inc.
6.20% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,650,000	1,647,245
24-7 Intouch, Inc.
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/25/25	1,488,750	1,429,200
Refinitiv (Financial & Risk Us Holdings, Inc.)
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	1,393,000	1,399,185
Transact Holdings, Inc.
7.01% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	1,350,000	1,336,500
Advanced Computer Software
6.96% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 05/31/24	1,316,134	1,313,397
Lytx, Inc.
8.86% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	1,139,479	1,120,682
Optiv, Inc.
5.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	1,258,382	1,031,873
Project Boost Purchaser LLC
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	1,000,000	989,380
Aspect Software, Inc.
7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	1,020,112	949,551
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	987,406	867,268

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Technology - 7.6% (continued)
Informatica LLC
5.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/05/22	797,969	$798,137
Solera LLC
6.61% (1 Month USD LIBOR + 4.50% and 1 Week USD LIBOR + 4.50%, Rate Floor: 4.50%) due 03/03/21†††,1	535,357	512,634
Ping Identity Corp.
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 01/24/25	495,000	493,763
Apttus Corp.
due 10/02/21†††,1	425,000	423,478
Project Accelerate Parent, LLC
6.45% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/02/25	420,500	418,397

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Misys Ltd.
5.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	396,804	382,364
Peak 10 Holding Corp.
5.83% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	246,859	212,094
Targus Group International, Inc.
due 05/24/16†††,1,2,12	155,450	–
Total Technology		50,783,927
Consumer, Non-cyclical - 5.4%
WIRB - Copernicus Group, Inc.
6.57% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/22	3,623,538	3,605,420
Springs Window Fashions
6.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	1,790,905	1,766,280
10.65% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,296,000

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Non-cyclical - 5.4% (continued)
Endo Luxembourg Finance Co.
6.38% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	2,261,967	$2,061,218
Civitas Solutions, Inc.
6.37% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	1,995,292	1,986,573
Immucor, Inc.
7.33% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	1,960,000	1,949,965
PlayPower, Inc.
7.76% (2 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 05/08/26	1,850,000	1,847,688
Arctic Glacier Group Holdings, Inc.
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	1,772,602	1,728,287
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.70% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,632,362	1,595,634
Confluent Health LLC
7.40% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/24/26	1,600,000	1,584,000
MDVIP LLC
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	1,477,500	1,462,725
BCPE Eagle Buyer LLC
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	1,467,724	1,442,038
California Cryobank
6.32% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/06/25	1,440,244	1,429,443
Hearthside Group Holdings LLC
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,442,750	1,399,467

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Non-cyclical - 5.4% (continued)
Smart Foodservice (Sage Borrowco LLC)
7.13% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/19/26	1,300,000	$1,301,625
Packaging Coordinators Midco, Inc.
6.33% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	830,440	826,977
6.18% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/01/21†††,1	230,769	220,169
Tecbid US, Inc.
6.58% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/25/24	988,890	986,418
Affordable Care Holding
7.01% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	970,000	938,475

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Sotera Health Holdings LLC
5.74% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/15/22	900,000	888,750
Give and Go Prepared Foods Corp.
6.37% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	825,300	763,403
CPI Holdco LLC
5.54% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/24	692,911	689,883
CTI Foods Holding Co. LLC
9.26% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24	468,529	468,529
11.26% (3 Month USD LIBOR + 9.00%, Rate Floor: 10.00%) due 05/03/24	190,901	179,447
Certara, Inc.
5.83% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24	614,568	606,118

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Non-cyclical - 5.4% (continued)
Moran Foods LLC
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/05/23	1,194,386	$515,975
Hoffmaster Group, Inc.
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/21/23	439,903	435,231
Kar Nut Products Company
6.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 03/31/23†††,1	373,965	371,172
Acosta, Inc.
7.50% (Commercial Prime Lending Rate + 2.25%, Rate Floor: 3.25%) due 09/26/19	488,267	166,011
5.40% (1 Month USD LIBOR + 3.25% and Commercial Prime Lending Rate + 2.25%, Rate Floor: 3.25%) due 09/26/19	419,974	142,791
Sierra Acquisition, Inc.
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24	298,489	294,384
Recess Holdings, Inc.
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	300,000	293,064
Affordable Care Holdings Corp.
7.01% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	243,711	235,791
Diamond (BC) B.V.
5.26% (2 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	248,737	226,973
Nellson Nutraceutical
6.58% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21	239,008	222,278
Sterigenics-Norion Holdings
due 05/15/22	225,000	220,500

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Consumer, Non-cyclical - 5.4% (continued)
Examworks Group, Inc.
5.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/27/23	99,744	$99,641
Total Consumer, Non-cyclical		36,248,343
Basic Materials - 2.6%
ICP Industrial, Inc.
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23	2,466,665	2,454,332
PetroChoice Holdings
7.26% (2 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/19/22	2,029,745	1,963,779
American Rock Salt Company LLC
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/21/25	1,911,662	1,904,493

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

GrafTech Finance, Inc.
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	1,664,194	1,616,349
Niacet Corp.
6.61% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24	1,611,236	1,603,179
Big River Steel LLC
7.33% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	1,535,934	1,535,934
Pregis TopCo Corp.
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/31/26	1,350,000	1,342,683
Ascend Performance Materials Operations LLC
7.40% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 08/27/26	1,000,000	998,750
US Salt LLC
6.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 01/16/26	997,500	998,747

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Basic Materials - 2.6% (continued)
LTI Holdings, Inc.
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	992,500	$935,431
Niacet B.V.
5.50% (1 Month EURIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24	EUR 758,229	829,508
ASP Chromaflo Dutch I B.V.
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23	451,092	444,325
ASP Chromaflo Intermediate Holdings, Inc.
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23	346,908	341,705
Vectra Co.
5.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	149,246	143,276
PMHC II, Inc. (Prince)
6.10% (3 Month USD LIBOR + 3.50% and 12 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/29/25	97,753	86,348
Noranda Aluminum Acquisition Corp.
8.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.75%) due 02/28/19[12]	517,932	25,897
Total Basic Materials		17,224,736
Communications - 2.2%
Trader Interactive
8.61% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††,1	2,718,123	2,685,834
Conterra Ultra Broadband Holdings, Inc.
6.84% (2 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/30/26	2,000,000	2,002,500
Houghton Mifflin Co.
5.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	2,005,839	1,950,177
Market Track LLC
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	2,107,000	1,875,230

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Communications - 2.2% (continued)
Flight Bidco, Inc.
9.61% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,300,000	$1,283,750
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	448,869	442,886
Imagine Print Solutions LLC
6.87% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,955,000	1,510,237
Resource Label Group LLC
6.82% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,326,259	1,180,370
Internet Brands, Inc.
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	924,492	916,015

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Mcgraw-Hill Global Education Holdings LLC
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	484,541	457,712
Liberty Cablevision of Puerto Rico LLC
5.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/07/22	200,000	197,938
Cengage Learning Acquisitions, Inc.
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	188,932	180,731
Total Communications		14,683,380
Financial - 2.1%
Teneo Holdings LLC
7.45% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	1,750,000	1,666,875
Aretec Group, Inc.
6.36% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,691,500	1,644,984
Jefferies Finance LLC
6.00% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/03/26	1,550,000	1,545,645

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Financial - 2.1% (continued)
Claros Mortgage Trust, Inc.
5.46% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/10/26	1,500,000	$1,498,125
StepStone Group LP
6.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/27/25	1,481,250	1,479,398
Virtu Financial, Inc.
6.04% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/01/26	1,450,000	1,452,073
Situs AMC Holdings Corp.
6.86% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/27/25	1,470,270	1,448,216
Alliant Holdings Intermediate LLC
5.45% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	1,000,000	985,630
5.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/09/25	199,496	193,653
Jane Street Group LLC
5.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 08/25/22	498,744	495,417
Northstar Financial Services LLC
5.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/25/25	392,341	385,475
Assetmark Financial Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 11/14/25	358,875	358,577
USI, Inc.
5.33% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	249,365	243,236
National Financial Partners Corp.
5.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/08/24	199,744	195,562

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Financial - 2.1% (continued)
HUB International Ltd.
5.27% (2 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	100,000	$97,913
Total Financial		13,690,779
Utilities - 1.5%
Oregon Clean Energy LLC
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/01/26	2,493,750	2,490,633
Panda Power
8.83% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	2,356,772	2,037,147

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

UGI Energy Services, Inc.
5.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/13/26	1,650,000	1,650,000
Franklin Energy (KAMC Holdings, Inc.)
6.18% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,650,000	1,645,875
Carroll County Energy LLC
5.83% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/16/26	1,574,970	1,573,663
EIF Channelview Cogeneration LLC
6.37% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	908,517	913,514
Total Utilities		10,310,832
Energy - 0.7%
SeaPort Financing LLC
7.62% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25	1,492,500	1,462,650
Permian Production Partners LLC
8.12% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	1,805,000	1,407,900
Summit Midstream Partners, LP
8.11% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	1,162,434	1,135,558

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 38.5% (continued)
Energy - 0.7% (continued)
Gavilan Resources LLC
8.11% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24	990,000	$420,750
Total Energy		4,426,858
Total Senior Floating Rate Interests
(Cost $264,275,148)		257,027,795
ASSET-BACKED SECURITIES†† - 17.7%
Collateralized Loan Obligations - 11.6%
Golub Capital Partners CLO Ltd.
2018-36A, 4.39% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[7,8]	5,000,000	4,617,018
2018-39A, 4.48% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[7,8]	2,500,000	2,459,740
2018-25A, 4.19% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[7,8]	2,500,000	2,438,289
2017-16A, 5.58% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/25/29[7,8]	1,500,000	1,467,501
Diamond CLO Ltd.
2018-1A, 5.98% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[7,8]	3,000,000	2,934,427
2018-1A, 4.88% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[7,8]	2,500,000	2,442,897
Mountain Hawk II CLO Ltd.
2018-2A, 4.63% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[7,8]	3,000,000	3,001,431
2013-2A, 5.43% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[7,8]	1,750,000	1,744,006
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.81% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 11/15/29[7,8]	4,000,000	3,873,930
ABPCI Fund II Warehouse
4.53% due 05/22/29	3,750,000	3,749,963
Marathon CRE Ltd.
2018-FL1, 5.20% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[7,8]	3,000,000	3,001,836

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 17.7% (continued)
Collateralized Loan Obligations - 11.6% (continued)
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[7]	2,000,000	$2,008,117
2015-1A, 7.50% due 11/12/30[9]	1,000,000	988,762
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[9]	3,000,000	2,973,312
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[7,10]	3,555,000	2,641,138
Denali Capital CLO XI Ltd.
2018-1A, 4.43% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[7,8]	2,400,000	2,362,154
Newstar Commercial Loan Funding LLC
2017-1A, 7.49% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 03/20/27[7,8]	2,000,000	2,001,276
2017-1A, 5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[7,8]	250,000	250,141
Avery Point VI CLO Ltd.
2018-6A, 4.29% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[7,8]	2,000,000	1,977,844
MP CLO VIII Ltd.
2018-2A, 4.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[7,8]	2,000,000	1,954,024
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[3,7,10]	2,600,000	1,271,821
2018-9A, 4.08% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[7,8]	700,000	680,685
DRSLF
due 01/15/31[10]	2,998,799	1,829,978
Exantas Capital Corporation Ltd.
2018-RSO6, 4.70% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/15/35[7,8]	1,800,000	1,807,970
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[7,10]	2,600,000	1,797,003

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 17.7% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Hunt CRE Ltd.
2017-FL1, 5.50% (1 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 08/15/34[7,8]	1,800,000	$1,791,542
Avery Point II CLO Ltd.
2013-3X COM due 01/18/25[10]	2,399,940	1,760,548
Cent CLO 19 Ltd.
2013-19A, 5.56% (3 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 10/29/25[7,8]	1,750,000	1,742,507
Monroe Capital CLO Ltd.
2017-1A, 5.88% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[7,8]	1,750,000	1,710,473
OHA Credit Partners IX Ltd.
2013-9A due 10/20/25[7,10]	2,000,000	1,696,229
Treman Park CLO Ltd.
2015-1A due 10/20/28[7,10]	2,000,000	1,660,779
NewStar Clarendon Fund CLO LLC
2015-1A, 6.63% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[7,8]	1,000,000	1,000,243
2019-1A, 5.33% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[7,8]	550,000	549,175
Voya CLO Ltd.
2013-1A due 10/15/30[7,10]	3,000,000	1,516,308

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Ladder Capital Commercial Mortgage Trust
2017-FL1, 5.80% (1 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 09/15/34[7,8]	1,301,785	1,297,179
Jackson Mill CLO Ltd.
2018-1A, 4.15% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[7,8]	1,000,000	994,606
KVK CLO Ltd.
2013-1A due 01/14/28[3,7,10]	2,300,000	863,841
Babson CLO Ltd.
2014-IA due 07/20/25[7,10]	3,000,000	851,484
Dryden 41 Senior Loan Fund
2015-41A due 04/15/31[7,10]	1,250,000	747,498

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 17.7% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Great Lakes CLO Ltd.
2014-1A due 10/15/29[7,10]	1,153,846	$719,175
Venture XIII CLO Ltd.
2013-13A due 09/10/29[7,10]	1,500,000	709,962
Dryden 37 Senior Loan Fund
2015-37A due 01/15/31[7,10]	1,050,000	640,749
Marathon CLO V Ltd.
2013-5A due 11/21/27[7,10]	3,566,667	446,814
A10 Permanent Asset Financing LLC
2017-II, 6.24% (WAC) due 06/15/51†††,7,8	250,000	271,819
West CLO Ltd.
2013-1A due 11/07/25[7,10]	1,350,000	249,549
Total Collateralized Loan Obligations		77,495,743
Transport-Aircraft - 3.4%
Apollo Aviation Securitization Equity Trust
2018-1A, 5.44% due 01/16/38[7]	2,350,220	2,405,843
2017-1A, 5.93% due 05/16/42[7]	1,889,033	1,955,277
2016-2, 7.87% due 11/15/41	938,758	940,250
2016-2, 5.93% due 11/15/41	530,065	535,378
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[7]	3,598,126	3,644,516
AASET US Ltd.
2018-2A, 5.43% due 11/18/38[7]	2,793,787	2,853,275
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	2,088,739	2,166,842
Aaset 2019-1 Trust
2019-1, 4.95% due 05/15/39[7]	1,954,600	1,966,875
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[7]	1,639,038	1,685,186
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[7]	1,601,663	1,679,229
Stripes Aircraft Ltd.
2013-1 A1, 5.67% due 03/20/23†††	1,066,449	1,050,629
Castlelake Aircraft Securitization Trust
due 12/31/30†††,1,13	3,054,105	996,075

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 17.7% (continued)
Transport-Aircraft - 3.4% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[9]	464,061	$410,453
Airplanes Pass Through Trust
2001-1A, 2.88% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19†††,8,9,12	6,677,317	110,593
Total Transport-Aircraft		22,400,421
Whole Business - 0.9%
TSGE
2017-1, 6.25% due 09/25/31	5,000,000	5,257,186
Wingstop Funding LLC
2018-1, 4.97% due 12/05/48[7]	997,500	1,042,537
Total Whole Business		6,299,723
Financial - 0.5%
Nassau LLC
2019-1, 3.98% due 08/15/34[7]	2,050,000	2,039,648
NCBJ
2015-1A, 5.88% due 07/08/22†††,1	951,892	966,685
Total Financial		3,006,333
Insurance - 0.4%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[7]	2,029,277	2,050,643

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[9]	343,039	375,057
Total Insurance		2,425,700
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[7]	1,963,683	1,954,102
Collateralized Debt Obligations - 0.2%
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[7]	1,000,000	1,007,241

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 17.7% (continued)
Collateralized Debt Obligations - 0.2% (continued)
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[3,8,9]	273,325	$270,220
Total Collateralized Debt Obligations		1,277,461
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,100,000	1,186,458
Net Lease - 0.1%
Spirit Master Funding LLC
2014-1A, 5.37% due 07/20/40[7]	864,849	868,922
Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[7]	733,333	734,623
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[7]	155,461	181,773
Total Asset-Backed Securities
(Cost $125,328,882)		117,831,259
CORPORATE BONDS†† - 15.6%
Financial - 5.8%
Springleaf Finance Corp.
7.13% due 03/15/26	1,550,000	1,767,775
6.13% due 03/15/24	1,500,000	1,635,000
Bank of America Corp.
6.50%[4,5]	2,000,000	2,240,000
6.30%[4,5]	1,000,000	1,128,750
QBE Insurance Group Ltd.
7.50% due 11/24/43[5,7]	3,000,000	3,348,750
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[3]	2,900,000	3,306,519
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,950,000	3,126,397
Citizens Financial Group, Inc.
5.50%[4,5]	2,500,000	2,518,750
Macquarie Group Ltd.
5.03% due 01/15/30[5,7]	2,000,000	2,305,548
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[7]	1,923,275	2,248,728
Assurant, Inc.
4.90% due 03/27/28	1,950,000	2,159,528
CNB Financial Corp.
5.75% due 10/15/26[5,9]	2,000,000	2,049,979
Atlas Mara Ltd.
8.00% due 12/31/20[9]	2,200,000	1,947,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 15.6% (continued)
Financial - 5.8% (continued)
Hunt Companies, Inc.
6.25% due 02/15/26[7]	1,675,000	$1,628,938
Newmark Group, Inc.
6.13% due 11/15/23	1,450,000	1,574,551
GEO Group, Inc.
5.88% due 01/15/22	575,000	556,313
5.88% due 10/15/24	600,000	528,000
5.13% due 04/01/23	375,000	337,031
6.00% due 04/15/26	100,000	86,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[7]	1,500,000	1,488,750
Fort Benning Family Communities LLC
6.09% due 01/15/51[7]	725,545	879,537
Pacific Beacon LLC
5.63% due 07/15/51[3,7]	692,989	776,767
CoreCivic, Inc.
4.63% due 05/01/23	475,000	458,375
4.75% due 10/15/27	125,000	109,062
Fort Gordon Housing LLC
6.32% due 05/15/51[7]	200,000	246,907
USI, Inc.
6.88% due 05/01/25[7]	150,000	149,250
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[7]	100,000	104,125
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	50,000	50,813
Total Financial		38,757,643
Energy - 2.2%
Hess Corp.
5.60% due 02/15/41	1,550,000	1,723,437
6.00% due 01/15/40	1,000,000	1,136,035
7.13% due 03/15/33	500,000	627,692

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Antero Resources Corp.
5.63% due 06/01/23	1,200,000	1,107,000
5.13% due 12/01/22	370,000	340,400
5.38% due 11/01/21	230,000	223,388
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[7]	1,625,000	1,645,312
Husky Energy, Inc.
4.00% due 04/15/24	900,000	952,990
3.95% due 04/15/22	600,000	621,184
Indigo Natural Resources LLC
6.88% due 02/15/26[7]	1,750,000	1,443,750
Bruin E&P Partners LLC
8.88% due 08/01/23[7]	1,825,000	1,300,313
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	1,000,000	1,056,023

	Face
	Amount~	Value
CORPORATE BONDS†† - 15.6% (continued)
Energy - 2.2% (continued)
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[7]	895,000	$863,675
Buckeye Partners, LP
4.35% due 10/15/24	750,000	727,589
Basic Energy Services, Inc.
10.75% due 10/15/23[7]	500,000	375,000
Unit Corp.
6.63% due 05/15/21	500,000	358,750
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[9]	125,000	122,346
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[7,12]	1,216,133	121,613
Total Energy		14,746,497
Industrial - 2.1%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	4,000,000	4,019,160
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.80% (3 Month USD LIBOR + 3.50%) due 07/15/21[7,8]	1,225,000	1,223,469
5.75% due 10/15/20	436,098	437,188
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	1,800,000	1,656,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,526,000	1,621,375
Intertape Polymer Group, Inc.
7.00% due 10/15/26[7]	1,450,000	1,504,375
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[9]	1,494,252	1,422,812
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[7]	980,000	929,775
Cleaver-Brooks, Inc.
7.88% due 03/01/23[7]	900,000	828,000
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	394,736	389,821
Total Industrial		14,031,975
Consumer, Cyclical - 1.9%
HP Communities LLC
6.16% due 09/15/53[3,7]	1,000,000	1,312,442
6.82% due 09/15/53[3,7]	960,145	1,187,923
Exide Technologies
11.00% due 10/31/24†††,3,7	2,591,725	1,866,231
Williams Scotsman International, Inc.
6.88% due 08/15/23[7]	1,650,000	1,728,375

	Face
	Amount~	Value
CORPORATE BONDS†† - 15.6% (continued)
Consumer, Cyclical - 1.9% (continued)
Panther BF Aggregator 2 Limited Partnership / Panther Finance Company, Inc.
8.50% due 05/15/27[7]	1,500,000	$1,462,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[7]	1,425,000	1,439,250
JB Poindexter & Company, Inc.
7.13% due 04/15/26[7]	1,100,000	1,124,750
Party City Holdings, Inc.
6.63% due 08/01/26[7]	875,000	833,437
Exide International Holdings, LP
10.75% due 10/31/21†††,7	732,227	717,583
Titan International, Inc.
6.50% due 11/30/23	860,000	685,850
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[7]	400,000	412,000
Sabre GLBL, Inc.
5.38% due 04/15/23[7]	50,000	51,250
Total Consumer, Cyclical		12,821,591
Consumer, Non-cyclical - 1.2%
Nathan’s Famous, Inc.
6.63% due 11/01/25[7]	2,050,000	2,039,750
Vector Group Ltd.
6.13% due 02/01/25[7]	1,725,000	1,690,500
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[7]	1,133,000	1,107,507

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[7]	800,000	684,000
6.00% due 07/15/23[7]	200,000	132,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[7]	600,000	552,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[7]	550,000	550,275
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[7]	500,000	502,500
Beverages & More, Inc.
11.50% due 06/15/22[9]	650,000	500,500
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	400,000	408,496
Total Consumer, Non-cyclical		8,167,528
Basic Materials - 1.2%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[5,7]	2,450,000	2,869,440

	Face
	Amount~	Value
CORPORATE BONDS†† - 15.6% (continued)
Basic Materials - 1.2% (continued)
Yamana Gold, Inc.
4.95% due 07/15/24	2,560,000	$2,716,901
Neon Holdings, Inc.
10.13% due 04/01/26[7]	1,625,000	1,592,500
Kaiser Aluminum Corp.
5.88% due 05/15/24	700,000	726,250
Mirabela Nickel Ltd.
9.50% due 06/24/19[9,12]	1,388,176	69,409
Total Basic Materials		7,974,500
Communications - 1.0%
Cengage Learning, Inc.
9.50% due 06/15/24[7]	1,851,000	1,712,175
MDC Partners, Inc.
6.50% due 05/01/24[7]	1,543,000	1,404,130
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]	1,346,000	1,211,400
Altice France S.A.
7.38% due 05/01/26[7]	1,060,000	1,131,550
EIG Investors Corp.
10.88% due 02/01/24	900,000	946,125
DISH DBS Corp.
7.75% due 07/01/26	230,000	225,975
Total Communications		6,631,355
Utilities - 0.1%
Terraform Global Operating LLC
6.13% due 03/01/26[7]	430,000	441,825
Technology - 0.1%
NCR Corp.
6.38% due 12/15/23	200,000	206,236
Total Corporate Bonds
(Cost $102,562,571)		103,779,150
FOREIGN GOVERNMENT DEBT†† - 10.9%
Government of Japan
due 01/10/20[13]	JPY 2,222,000,000	20,931,084
0.10% due 06/01/20	JPY 439,400,000	4,146,911
0.10% due 09/01/20	JPY 407,000,000	3,845,536
0.10% due 06/20/20	JPY 166,000,000	1,567,012
0.10% due 04/15/20	JPY 142,900,000	1,348,037
0.10% due 03/20/20	JPY 58,000,000	546,981
2.40% due 03/20/20	JPY 24,000,000	229,158
1.30% due 03/20/20	JPY 10,000,000	94,920
2.20% due 06/22/20	JPY 6,650,000	63,830
Federative Republic of Brazil
due 10/01/19[13]	BRL 38,228,000	9,195,960
due 01/01/20[13]	BRL 25,900,000	6,149,060
due 07/01/21[13]	BRL 19,940,000	4,341,363
due 07/01/20[13]	BRL 9,860,000	2,282,081
State of Israel
1.00% due 04/30/21	ILS 20,810,000	5,973,091
5.00% due 01/31/20	ILS 7,700,000	2,221,959
5.50% due 01/31/22	ILS 5,410,000	1,726,797
0.50% due 01/31/21	ILS 4,520,000	1,285,936
Republic of Portugal
due 01/17/20[13]	EUR 2,290,000	2,523,020
4.80% due 06/15/20	EUR 1,345,000	1,541,596
Kingdom of Spain
due 01/17/20[13]	EUR 2,366,000	2,606,649
4.00% due 04/30/20	EUR 250,000	283,110
Total Foreign Government Debt
(Cost $73,465,374)		72,904,091
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.4%
Residential Mortgage Backed Securities - 9.3%
Lehman XS Trust Series
2006-18N, 2.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[8]	5,195,794	4,914,882
2006-16N, 2.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[8]	2,051,360	1,954,913
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[8]	2,306,656	1,780,465

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

2007-HE2, 2.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 04/25/37[8]	3,314,484	1,757,039
2007-HE2, 2.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[8]	2,121,270	1,148,718
2007-HE4, 2.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[8]	1,345,103	939,899
2007-HE2, 2.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[8]	1,723,532	902,797
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 3.17% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[8]	2,000,000	2,001,872
2007-HE1, 2.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[8]	2,962,676	1,938,235
2007-ASP1, 2.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[8]	1,609,439	947,290
GSAA Home Equity Trust
2006-16, 2.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 10/25/36[8]	4,994,680	2,269,442

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.4% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
2006-12, 2.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[8]	3,516,784	$2,159,911
Ameriquest Mortgage Securities Trust
2006-M3, 2.32% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[8]	4,581,422	3,201,584
2006-M3, 2.25% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[8]	2,289,193	995,603
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 2.49% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[8]	3,511,039	2,261,166
2007-HE4, 2.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[8]	3,718,525	1,731,693
LSTAR Securities Investment Trust
2019-1, 3.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[7,8]	3,693,112	3,705,299
RALI Series Trust
2006-QO6, 2.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[8]	6,727,159	2,653,015
2006-QO6, 2.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[8]	2,128,354	865,181
Long Beach Mortgage Loan Trust
2006-8, 2.24% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[8]	4,696,311	1,899,387
2006-1, 2.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[8]	1,414,101	1,196,118
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[8]	3,244,413	1,618,429

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.4% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
2006-2, 2.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[8]	2,141,312	$1,055,534
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 2.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/37[8]	3,326,220	2,475,448
American Home Mortgage Assets Trust
2006-6, 2.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[8]	2,625,939	2,262,908
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 2.50% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 03/25/37[8]	2,426,515	2,116,946
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 2.39% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 08/25/36[8]	2,770,213	2,084,848
Master Asset Backed Securities Trust
2006-WMC3, 2.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[8]	3,804,951	1,820,491
IXIS Real Estate Capital Trust
2007-HE1, 2.26% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[8]	2,554,106	869,086
2007-HE1, 2.21% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[8]	2,569,097	866,471
Morgan Stanley Mortgage Loan Trust
2006-9AR, 2.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[8]	3,751,182	1,694,499
First NLC Trust
2007-1, 2.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[7,8]	1,552,641	1,012,583

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.4% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
GSAA Trust
2007-3, 2.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[8]	1,848,291	$853,822
Luminent Mortgage Trust
2006-2, 2.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[8]	962,727	846,241
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.55% (1 Month USD LIBOR + 0.40%, Rate Cap/Floor: 7.50%/0.40%) due 07/25/37[8]	1,008,711	810,084
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37[3]	1,203,648	537,706
2006-6, 5.75% due 01/25/37[3]	493,227	245,536
Total Residential Mortgage Backed Securities		62,395,141
Military Housing - 1.1%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,7	3,500,000	4,356,047
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[3,7]	1,872,493	2,157,864
2007-AET2, 6.06% due 10/10/52[3,7]	476,046	598,277
Total Military Housing		7,112,188
Total Collateralized Mortgage Obligations
(Cost $72,387,094)		69,507,329

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

SENIOR FIXED RATE INTERESTS††† - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22[1]	900,000	860,826
Total Senior Fixed Rate Interests
(Cost $885,127)		860,826
MUNICIPAL BONDS†† - 0.1%
Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	471,524
Total Municipal Bonds
(Cost $400,000)		471,524

	Face
	Amount~	Value
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
2.37% due 09/05/19[3,14]	400,000	$399,960
Total U.S. Treasury Bills
(Cost $399,730)		399,960
REPURCHASE AGREEMENTS††,15 - 3.8%
BNP Paribas
issued 08/01/19 at 2.47%
due 11/01/19	7,946,605	7,946,605
issued 06/13/19 at 2.59%
due 09/16/19	2,000,000	2,000,000
issued 08/09/19 at 2.47%
due 11/01/19	1,527,936	1,527,936
issued 02/06/19 at 2.10%
open maturity[16]	4,638	4,638
Societe Generale
issued 07/09/19 at 2.74% (3 Month USD LIBOR + 0.40%)
due 03/03/20[8]	4,351,418	4,351,418
issued 07/26/19 at 2.67% (3 Month USD LIBOR + 0.40%)
due 03/03/20[8]	2,200,000	2,200,000
Deutsche Bank
issued 08/06/19 at 2.62%
due 11/06/19	5,000,000	5,000,000
Citigroup Global Markets
issued 03/15/19 at 1.85%
open maturity[16]	1,311,000	1,311,000
issued 03/07/19 at 1.80%
open maturity[16]	96,000	96,000
issued 02/04/19 at 1.85%
open maturity[16]	46,000	46,000
issued 02/14/19 at 1.85%
open maturity[16]	28,000	28,000
issued 02/07/19 at 1.85%
open maturity[16]	27,000	27,000
issued 02/06/19 at 1.85%
open maturity[16]	5,000	5,000
issued 02/08/19 at 1.85%
open maturity[16]	5,000	5,000
Bank of America Merrill Lynch
issued 08/02/19 at 1.90%
open maturity[16]	989,887	989,887
issued 08/02/19 at 1.85%
open maturity[16]	15,094	15,094
Total Repurchase Agreements
(Cost $25,553,578)		25,553,578

	Contracts/ Notional
	Value	Value
OTC OPTIONS PURCHASED†† - 0.2%
Call options on:
Citibank N.A., New York 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.40	441,000,000	$888,461
Bank of America, N.A. 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.61	165,000,000	207,327
Bank of America, N.A. 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.40	53,000,000	106,777
Total OTC Options Purchased
(Cost $1,391,950)		1,202,565
Total Investments - 100.9%
(Cost $691,086,133)		$673,290,221

	Face
	Amount~	Value
CORPORATE BONDS SOLD SHORT†† - (0.4%)
Harley-Davidson, Inc.
3.50% due 07/28/25	(100,000)	$(104,518)
Flex Ltd.
4.75% due 06/15/25	(170,000)	(182,380)
Univision Communications, Inc.
5.13% due 05/15/23[7]	(50,000)	(49,375)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

5.13% due 02/15/25[7]	(150,000)	(144,734)
Spirit AeroSystems, Inc.
4.60% due 06/15/28	(810,000)	(889,876)
Dollar Tree, Inc.
4.00% due 05/15/25	(1,200,000)	(1,268,332)
Total Corporate Bonds Sold Short
(Proceeds $2,365,521)		(2,639,215)

	Contracts	Value
CALL OPTIONS WRITTEN† - 0.0%
Call options on:
S&P 500 Index Expiring September 2019 with strike price of $2,870.00 (Notional Value $877,938)	3	$(24,360)
Total Call Options Written
(Premiums received $19,103)		(24,360)
Other Assets & Liabilities, net - (0.5)%		(3,503,985)
Total Net Assets - 100.0%		$667,122,661

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	6	Sep 2019	$876,975	$7,975

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$98,500,000	$(2,140,123)	$(1,002,789)	$(1,137,334)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty		Index/Reference Obligation	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International		L Brands, Inc.	1.00%	Quarterly	06/20/24	$30,000	$2,931	$2,924	$7
Morgan Stanley Capital Services LLC		CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	5,800,000	(111,795)	(1,187)	(110,608)
Goldman Sachs International		CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	13,410,000	(258,478)	(18,886)	(239,592)
							$(367,342)	$(17,149)	$(350,193)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$2,390,000	$(89)	$302	$(391)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.58%	At Maturity	11/02/19	KRW 2,869,195,000	$2,372,243	$(3,624)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at August 31, 2019	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	18,500,000	BRL	10/01/19	$4,728,172	$4,464,831	$263,341
Goldman Sachs International	26,600,000	BRL	10/01/19	6,614,387	6,419,703	194,684
Citibank N.A., New York	11,240,000	BRL	07/01/21	2,716,436	2,542,068	174,368
Goldman Sachs International	5,420,000	BRL	07/01/20	1,407,426	1,281,014	126,412
Barclays Bank plc	2,366,000	EUR	01/17/20	2,732,494	2,628,412	104,082
Citibank N.A., New York	25,900,000	BRL	01/02/20	6,314,236	6,210,560	103,676
Goldman Sachs International	2,290,000	EUR	01/17/20	2,644,306	2,543,983	100,323
Citibank N.A., New York	4,440,000	BRL	07/01/20	1,143,623	1,049,392	94,231
Citibank N.A., New York	5,870,000	BRL	10/01/19	1,491,034	1,416,679	74,355
Goldman Sachs International	5,700,000	BRL	07/01/21	1,335,363	1,289,127	46,236
JPMorgan Chase Bank, N.A.	3,000,000	BRL	07/01/21	712,674	678,488	34,186
Bank of America, N.A.	749,320	EUR	06/15/20	861,699	841,066	20,633
Bank of America, N.A.	4,363,200	ILS	04/30/21	1,293,950	1,274,927	19,023
Deutsche Bank AG	2,876,875,324	KRW	08/04/21	2,453,416	2,434,723	18,693
Goldman Sachs International	660,240	EUR	06/15/20	759,659	741,079	18,580
Bank of America, N.A.	1,010,000	EUR	09/12/19	1,127,494	1,111,206	16,288
Goldman Sachs International	16,654,900	ILS	04/30/21	4,882,148	4,866,560	15,588
Goldman Sachs International	5,707,550	ILS	01/31/22	1,691,893	1,683,611	8,282
Goldman Sachs International	260,000	EUR	04/30/20	298,168	290,955	7,213
Bank of America, N.A.	43,318	ILS	04/30/20	12,646	12,470	176
Goldman Sachs International	320,150	ILS	01/31/20	91,759	91,643	116
Goldman Sachs International	165,352	ILS	04/30/20	47,654	47,600	54
Deutsche Bank AG	7,680,324	KRW	11/05/19	6,411	6,360	51
Deutsche Bank AG	7,680,324	KRW	02/05/20	6,429	6,379	50
Deutsche Bank AG	7,680,324	KRW	11/04/20	6,492	6,443	49
Deutsche Bank AG	7,680,324	KRW	08/05/20	6,473	6,424	49
Deutsche Bank AG	7,680,324	KRW	02/04/21	6,511	6,462	49
Deutsche Bank AG	7,513,360	KRW	05/06/20	6,310	6,262	48
Deutsche Bank AG	7,429,879	KRW	05/06/21	6,315	6,270	45
JPMorgan Chase Bank, N.A.	29,000	JPY	09/20/19	270	273	(3)
JPMorgan Chase Bank, N.A.	30,200	JPY	12/02/19	282	286	(4)
Bank of America, N.A.	71,450	JPY	10/15/19	666	675	(9)
Goldman Sachs International	73,150	JPY	12/20/19	684	694	(10)
Bank of America, N.A.	83,000	JPY	12/20/19	775	787	(12)
Citibank N.A., New York	189,500	JPY	12/02/19	1,770	1,795	(25)
JPMorgan Chase Bank, N.A.	203,500	JPY	09/03/19	1,888	1,916	(28)
JPMorgan Chase Bank, N.A.	203,500	JPY	03/02/20	1,913	1,941	(28)
Goldman Sachs International	353,000	JPY	09/20/19	3,293	3,327	(34)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Goldman Sachs International	4,841,027	ILS	02/01/21	1,410,168	1,410,257	(89)
Goldman Sachs International	6,723,951	JPY	06/22/20	63,635	64,532	(897)
Goldman Sachs International	34,353,000	JPY	03/23/20	324,553	327,979	(3,426)
JPMorgan Chase Bank, N.A.	58,029,000	JPY	03/23/20	548,033	554,020	(5,987)
JPMorgan Chase Bank, N.A.	60,430,200	JPY	06/01/20	571,147	579,271	(8,124)
Goldman Sachs International	1,112,000	GBP	09/12/19	1,343,485	1,353,516	(10,031)
Bank of America, N.A.	142,971,450	JPY	04/15/20	1,348,546	1,366,799	(18,253)
Bank of America, N.A.	166,083,000	JPY	06/22/20	1,570,822	1,593,953	(23,131)
Barclays Bank plc	8,085,000	ILS	01/31/20	2,287,452	2,314,327	(26,875)
Citibank N.A., New York	379,189,500	JPY	06/01/20	3,587,277	3,634,828	(47,551)
JPMorgan Chase Bank, N.A.	407,203,500	JPY	09/01/20	3,870,645	3,923,920	(53,275)
Citibank N.A., New York	444,400,000	JPY	01/10/20	4,143,473	4,221,328	(77,855)
Goldman Sachs International	1,777,600,000	JPY	01/10/20	16,579,925	16,885,314	(305,389)
						$859,845
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at August 31, 2019	Unrealized Appreciation
Morgan Stanley Capital Services LLC	12,742,000	BRL	10/01/19	$3,036,485	$3,075,183	$38,698

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security was fair valued by the Valuation Committee at August 31, 2019. The total market value of fair valued securities amounts to $24,760,724, (cost $25,039,544) or 3.7% of total net assets.
2	Affiliated issuer.
3
All or a portion of these securities have been physically segregated in connection with futures contracts and unfunded loan commitments. As of August 31, 2019, the total value of segregated securities was $15,913,309.

4	Perpetual maturity.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Rate indicated is the 7-day yield as of August 31, 2019.
7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $159,429,657 (cost $160,221,883), or 23.9% of total net assets.

8
Variable rate security.  Rate indicated is the rate effective at August 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

9
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $11,240,443 (cost $17,931,509), or 1.7% of total net assets — See Note 6.

10	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
11
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2019. See table below for additional step information for each security.

12	Security is in default of interest and/or principal obligations.
13	Zero coupon rate security.
14	Rate indicated is the effective yield at the time of purchase.
15	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
16
The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at August 31, 2019.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

BofA	Bank of America
BRL	Brazilian Real
CDX.NA.IG.31	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
EUR	Euro
EURIBOR	European Interbank Offered Rate
GBP	British Pound
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	Korean Won
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at August 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$327,482	$1,246,213	$718,879	$2,292,574
Preferred Stocks	—	2,177,207	559,157	2,736,364
Warrants	—	—	131	131
Closed-End Funds	12,843,681	—	—	12,843,681
Money Market Fund	5,879,394	—	—	5,879,394
Senior Floating Rate Interests	—	237,555,282	19,472,513	257,027,795
Asset-Backed Securities	—	113,249,000	4,582,259	117,831,259
Corporate Bonds	—	96,786,355	6,992,795	103,779,150
Foreign Government Debt	—	72,904,091	—	72,904,091
Collateralized Mortgage Obligations	—	65,151,282	4,356,047	69,507,329
Senior Fixed Rate Interests	—	—	860,826	860,826
Municipal Bonds	—	471,524	—	471,524
U.S. Treasury Bills	—	399,960	—	399,960
Repurchase Agreements	—	25,553,578	—	25,553,578
Options Purchased	—	1,202,565	—	1,202,565
Equity Futures Contracts*	7,975	—	—	7,975
Credit Default Swap Agreements*	—	7	—	7
Forward Foreign Currency Exchange Contracts*	—	1,479,579	—	1,479,579
Total Assets	$19,058,532	$618,176,643	$37,542,607	$674,777,782

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds Sold Short	$—	$2,639,215	$—	$2,639,215
Options Written	24,360	—	—	24,360
Credit Default Swap Agreements*	—	1,487,534	—	1,487,534
Forward Foreign Currency Exchange Contracts*	—	581,036	—	581,036
Interest Rate Swap Agreements*	—	391	—	391
Total Return Swap Agreements*	—	3,624	—	3,624
Unfunded Loan Commitments (Note 5)	—	—	654,716	654,716
Total Liabilities	$24,360	$4,711,800	$654,716	$5,390,876

* This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$3,149,218	Yield Analysis	Yield	3.4%-13.0%	6.5%
Asset-Backed Securities	1,433,041	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Collateralized Mortgage Obligations	4,356,047	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Common Stocks	718,879	Enterprise Value	Valuation Multiple	1.8x-15.8x	7.8x
Corporate Bonds	6,992,795	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Preferred Stocks	559,157	Enterprise Value	Valuation Multiple	15.8x	—
Senior Fixed Rate Interests	860,826	Model Price	Market Comparable Yields	8.2%	—
Senior Floating Rate Interests	9,884,204	Yield Analysis	Yield	2.9%-10.6%	7.9%
Senior Floating Rate Interests	2,943,199	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	2,868,735	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	2,738,096	Model Price	Market Comparable Yields	6.0%-10.3%	7.7%
Senior Floating Rate Interests	1,038,279	Enterprise Value	Valuation Multiple	10.6x	—
Warrants	131	Enterprise Value	Valuation Multiple	15.8x	—
Total	$37,542,607

Liabilities:
Unfunded Loan Commitments	$654,716	Model Price	Purchase Price	—	—
* Inputs are weighted by the fair value of the instruments.
Significant changes in an indicative quote, yield, market comparable yields, liquidation value, purchase price or valuation multiples would generally result in significant changes in the fair value of the security.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2019, the Fund had liabilities with a total value of $126,561 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total market value of $5,257,186 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inpurts were used to determine fair value for the period ended August 31, 2019:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$9,756,075	$3,932,893	$4,421,050	$20,824,542	$131	$717,392	$559,157	$835,218	$41,046,458	$(633,706)
Purchases/(Receipts)	237,500	-	2,597,389	1,781,963	-	-	-	-	4,616,852	(92,385)
(Sales, maturities and paydowns)/Fundings	(137,609)	-	(56,781)	(3,191,430)	-	(5,951)	-	-	(3,391,771)	154,735
Amortization of premiums/discount	79,923	(1,856)	8,359	11,659	-	-	-	1,407	99,492	-
Total realized gains (losses) included in earnings	-	-	-	(508,410)	-	-	-	-	(508,410)	97,861
Total change in unrealized appreciation (depreciation) included in earnings	(96,444)	425,010	22,778	554,189	-	7,438	-	24,201	937,172	(54,660)
Transfers into Level 3	-	-	-	-	-	-	-	-	-	(126,561)
Transfers out of Level 3	(5,257,186)	-	-	-	-	-	-	-	(5,257,186)	-
Ending Balance	$4,582,259	$4,356,047	$6,992,795	$19,472,513	$131	$718,879	$559,157	$860,826	$37,542,607	$(654,716)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2019	$(156,872)	$425,010	$22,778	$67,218	$-	$7,438	$-	$24,201	$389,773	$234,616

Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven based on the underlying collateral obtained.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Countrywide Asset-Backed Certificates
2.47% - 2.59%			2.39%
09/16/19 - 11/01/19	$11,474,541	$11,546,963	03/25/36	$38,095,000	$34,780,735
2.10%
Open Maturity*	4,638	4,638	Bayview Financial Mortgage Pass-Through Trust
			6.19%
			11/28/36	12,765,000	7,823,669

			Nationstar Home Equity Loan Trust
			2.47%
			04/25/37	2,000,000	1,927,400

			Structured Asset Securities Corp. Mortgage Loan Trust
			2.35%
			06/25/37	2,770,000	1,902,159

			Univision Communications, Inc.
			5.13%
			02/15/25[1]	5,000	4,825
				55,635,000	46,438,788

Societe Generale			Freddie Mac STACR Trust
2.67% - 2.74% (3 Month USD LIBOR + 0.40%)			4.50%
03/03/20**	6,551,418	6,551,418	02/25/49	2,719,377	2,744,123

			Fannie Mae Connecticut Avenue Securities
			4.70%
			12/25/30	1,800,000	1,830,960

			Citigroup Commercial Mortgage Trust
			5.00%
			12/15/36	1,800,000	1,801,080

			Barclays Commercial Mortgage Securities Trust
			5.35%
			07/15/37	1,800,000	1,800,000
				8,119,377	8,176,163

Deutsche Bank			Venture CDO Ltd.
2.62%			7.64%
11/06/19	5,000,000	5,033,468	02/28/26	7,000,000	6,956,600

Citigroup Global Markets			Dollar Tree, Inc.
1.80% - 1.85%			4.00%
Open Maturity*	1,518,000	1,518,000	05/15/25[1]	910,000	961,779

			Spirit AeroSystems, Inc.
			4.60%
			06/15/28[1]	400,000	439,440

			Harley-Davidson, Inc.
			3.50%
			07/28/25[1]	100,000	104,520

			Univision Communications, Inc.
			5.13%
			02/15/25[1]	85,000	82,017

			Univision Communications, Inc.
			5.13%
			05/15/23[1]	35,000	34,563
				1,530,000	1,622,319

Bank of America Merrill Lynch			Spirit AeroSystems, Inc.
1.85% - 1.90%			4.60%
Open Maturity*	1,004,981	1,004,981	06/15/28	410,000	450,426

			Dollar Tree, Inc.
			4.00%
			05/15/25[1]	290,000	306,501

			Flex, Ltd.
			4.75%
			06/15/25[1]	170,000	182,376

			Univision Communications, Inc.
			5.13%
			02/15/25[1]	60,000	57,894

			Univision Communications, Inc.
			5.13%
			05/15/23[1]	15,000	14,813
				945,000	1,012,010

*     The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at August 31, 2019.
**    Variable rate security. Rate indicated is the rate effective at August 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1    Collateral is related to securities which are being sold short.
In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended August 31, 2019, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/19	Shares/ Face Amount 08/31/19	Investment Income
Common Stocks
BP Holdco LLC*,1	$19,447	$–	$–	$–	$–	$19,447	55,076	$–
Targus Group International Equity, Inc.[1]	28,515	–	(5,951)	–	888	23,452	12,989	–
Senior Floating Rate Interests
Targus Group International, Inc. due 05/24/16[1,2,3]	–**	–	–	–	–	–**	155,450	–
	$47,962	$–	$(5,951)	$–	$888	$42,899		$–

*	Non-income producing security.
**	Market value is less than $1.
1
Security was fair valued by the Valuation Committee at August 31, 2019.  The total market value of fair valued and affiliated securities amounts to $42,899, (cost $172,360) or less than 0.1% of total net assets.

2	Security is in default of interest and/or principal obligations.
3
Variable rate security.  Rate indicated is the rate effective at August 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of credit default swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE.  The value of corporate credit default swap agreements will be computed by an approved pricing vendor in accordance with the calculation methodology contained in the swap agreement.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 - Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales
A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Future Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing total return swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer, if a credit event occurs. The seller of protection, receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per event. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 688,765,736	$ 10,607,968	$ (29,332,082)	$ (18,724,114)

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2019. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2019

The unfunded loan commitments as of August 31, 2019, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Acosta, Inc.	09/26/19		191,759	$126,561
Alexander Mann	12/16/24	GBP	1,250,000	177,367
Anchor Packaging LLC	07/18/26		296,154	1,458
Aspect Software, Inc.	07/15/23		211,650	2,773
BCPE Empire Holdings, Inc.	06/11/26		312,658	2,730
Bullhorn, Inc.	11/21/22		83,345	6,738
Cypress Intermediate Holdings III, Inc.	04/27/22		1,250,000	81,921
Examworks Group, Inc.	01/27/23		1,500,000	81,190
Fortis Solutions Group LLC	12/15/23		163,320	14,374
Galls LLC	01/31/25		367,415	4,751
Hostess Brands LLC	08/03/20		500,000	13,127
Lytx, Inc.	08/31/22		52,632	3,952
Mavis Tire Express Services Corp.	03/20/25		8,705	180
Ministry Brands LLC	12/02/22		94,470	472
MRI Software LLC	06/30/23		113,803	3,698
Packaging Coordinators Midco, Inc.	07/01/21		1,269,231	58,301
SHO Holding I Corp.	10/27/21		126,000	6,409
Situs AMC Holdings Corp.	06/30/25		129,730	–
SLR Consulting Ltd.	05/23/25	GBP	152,547	4,175
Solera LLC	03/03/21		1,497,643	63,566
Trader Interactive	06/15/23		115,385	–
WIRB - Copernicus Group, Inc.	08/15/22		287,347	973
				$654,716

* The face amount is denominated in U.S. dollars unless otherwise indicated. GBP – British Pound

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 2.88% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[1,3]	10/14/09	$5,384,675	$110,593
Atlas Mara Ltd.
8.00% due 12/31/20	10/01/15	2,078,901	1,947,000
Beverages & More, Inc.
11.50% due 06/15/22	06/16/17	626,358	500,500
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	333,613	375,057
CNB Financial Corp.
5.75% due 10/15/26[2]	09/14/16	2,000,000	2,049,979
FDF I Ltd.
2015-1A, 7.50% due 11/12/30	04/22/16	988,013	988,762
FDF II Ltd.
2016-2A, 7.70% due 05/12/31	04/15/16	2,981,981	2,973,312
FLNG Liquefaction 2 LLC
4.13% due 03/31/38	07/23/19	112,542	122,346
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[1,4]	04/14/15	219,620	270,220
Mirabela Nickel Ltd.
9.50% due 06/24/19[3]	12/31/13	1,259,370	69,409
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,488,201	1,422,812
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	458,235	410,453
		$17,931,509	$11,240,443

1
Variable rate security.  Rate indicated is the rate effective at August 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	Security is in default of interest and/or principal obligations.
4	All or a portion of this security has been physically segregated in connection with futures contracts, reverse repurchase agreements or unfunded loan commitments.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.